Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
First Eagle Global Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	11.79%	12.80%	(6.48%)	12.24%	8.30%	20.17%	(8.51%)	13.49%	10.65%	(0.94%)
First Eagle Overseas Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	6.14%	10.42%	(8.10%)	4.94%	6.95%	17.61%	(10.29%)	14.05%	5.59%	2.27%
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | Class A
Prospectus [Line Items]
Annual Return [Percent]	15.90%	14.42%	(5.70%)	18.66%	6.50%	19.36%	(5.92%)	12.79%	14.77%	(5.14%)
First Eagle Gold Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	10.33%	7.02%	(1.56%)	(7.76%)	29.58%	38.51%	(15.90%)	8.12%	36.92%	(19.28%)
First Eagle Global Income Builder Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	6.62%	8.16%	(3.55%)	9.75%	4.65%	14.65%	(6.50%)	12.96%	10.11%	(2.30%)
First Eagle Rising Dividend Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	14.31%	22.41%	(19.30%)	20.29%	7.45%	28.32%	(23.84%)	21.79%	(1.97%)	(3.53%)
First Eagle Small Cap Opportunity Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	6.49%	16.76%	(14.05%)
First Eagle U.S. Smid Cap Opportunity Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	11.32%	17.19%
First Eagle Global Real Assets Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	1.63%	9.60%	(3.88%)
First Eagle High Yield Municipal Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	11.95%	9.43%	(8.46%)	3.48%	7.32%	8.93%	(0.42%)	4.86%	17.19%	(7.04%)